Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
Schedule of right-of-use assets and lease liabilities
Right-of-use assets	31 Dec 2021	31 Dec 2021
	$000	$000
At 1 January 2021	357	433
Depreciation	(133)	(91)
Disposal of lease	(224)	-
Exchange differences		15
	-	357

Lease Liabilities	31 Dec 2021	31 Dec 2021
	$000	$000
At 1 January 2021	555	820
Interest expense	13	18
Lease payments	(164)	(321)
Exchange differences	-	(38)
Disposal of lease	(394)	-
	-	555